Related parties and related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Related Party Name
The following table sets forth the major related parties which have
major transactions with the Group during the years ended December 31, 2021, 2022 and 2023:

Name of related parties	Relationship with the Company
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	Significant influence on the Group and its subsidiaries

Summary of Related Party Transactions

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Technology platform based income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	1,414,885	1,529,485	514,936

Other income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	3,538,974	1,053,718	1,095,656

Investment income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	594,446	338,252	158,552

Finance costs-Interest income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	247,238	281,130	299,278

Finance costs-Interest expense
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	6,151	25,435	14,115

Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	3,294,358	2,919,391	1,953,230

Other gains/(losses) – net
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	(211,674)	350,329	(69,669)

Summary of Related Party Transactions Outstanding

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Cash
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	14,316,239	10,879,797

Account and other receivables and contract assets and other assets
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	2,951,606	1,507,969

Accounts and other payables and contract liabilities and other liabilities
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	560,888	180,762

Payable to platform investors, accounts and other payables and contract liabilities and other liabilities
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	3,839,817	3,910

Financial assets at amortized cost
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	2,504,622	1,501,013

Borrowings
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	820,716	—

(i)	The balances with related parties were unsecured, interest-free and repayable on demand.
In 2023, the Company paid cash dividends to An Ke Technology Company Limited and Ping An Insurance Overseas (Holdings) Limited
amounting USD51 million and USD34 million (2022: USD291 million and USD194 million), respectively.

(ii)	These non-trade balances with related parties were mainly for treasury management purpose which are collectable or repayable on demand or within one year.

Summary of Compensation of key Management Personnel	The following table sets forth the compensations paid or payable to key management for employee services:

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonus	50,794	29,698	26,074
Other social security costs, housing benefits and other employee benefits	5,414	7,058	7,267
Pension costs – defined contribution plans	324	363	359
Share-based payment	56,317	22,719	(19,049)

	112,849	59,838	14,651